NET LOSS PER SHARE - Anti-dilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
NET LOSS PER SHARE
Total	6,006,663	5,180,760	3,745,705
Outstanding share options
NET LOSS PER SHARE
Total	5,130,218	4,202,087	3,576,403
Outstanding warrants
NET LOSS PER SHARE
Total	876,445	978,673	169,302